Consolidated Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Gold Portfolio

May 31, 2020

GOL-QTLY-0720
1.802173.116

Consolidated Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 5.1%
Metals & Mining - 5.1%
Gold - 5.1%
Newcrest Mining Ltd.	1,172,211	$23,752,435
Northern Star Resources Ltd.	8,488,713	83,740,644
		107,493,079
Canada - 68.0%
Metals & Mining - 68.0%
Diversified Metals & Mining - 2.4%
New Pacific Holdings Corp. (a)(b)	5,000,000	21,062,570
Orla Mining Ltd. (a)(c)	12,000,000	30,068,635
		51,131,205
Gold - 60.2%
Agnico Eagle Mines Ltd. (Canada)	1,567,001	100,255,742
Alamos Gold, Inc.	5,688,812	46,069,110
B2Gold Corp.	9,199,293	50,711,867
Barrick Gold Corp. (Canada)	12,202,895	293,450,887
Franco-Nevada Corp.	1,409,331	197,819,159
Gold Standard Ventures Corp. (a)(c)	20,814,591	14,966,369
Kirkland Lake Gold Ltd.	490,780	18,909,743
Lundin Gold, Inc. (a)(b)	3,000,000	27,127,138
Novagold Resources, Inc. (a)	1,870,300	17,917,171
OceanaGold Corp. (a)	21,078,932	42,866,695
Osisko Gold Royalties Ltd.	4,500,000	44,645,386
Premier Gold Mines Ltd. (a)(b)	10,000,000	14,525,911
Pretium Resources, Inc. (a)	3,514,783	30,786,420
Pretium Resources, Inc. (a)(d)	225,000	1,970,803
Seabridge Gold, Inc. (a)(b)	2,000,000	31,216,182
SSR Mining, Inc. (a)	3,000,000	57,696,917
Torex Gold Resources, Inc. (a)	2,000,000	27,599,230
Victoria Gold Corp. (a)	2,000,000	18,607,691
Wheaton Precious Metals Corp.	4,000,005	172,335,619
Yamana Gold, Inc.	13,000,000	70,341,722
		1,279,819,762
Precious Metals & Minerals - 1.3%
SilverCrest Metals, Inc. (a)	3,000,000	26,800,305
Silver - 4.1%
First Majestic Silver Corp. (a)	3,000,000	29,981,479
MAG Silver Corp. (a)	2,000,000	24,853,833
Pan American Silver Corp. (b)	1,100,000	32,230,000
		87,065,312
TOTAL METALS & MINING		1,444,816,584
South Africa - 8.8%
Metals & Mining - 8.8%
Gold - 8.8%
AngloGold Ashanti Ltd.	3,473,871	84,650,617
Gold Fields Ltd.	9,387,900	72,457,202
Sibanye Stillwater Ltd. (a)	16,535,700	30,366,028
		187,473,847
United States of America - 16.6%
Metals & Mining - 16.6%
Gold - 16.6%
Newmont Corp.	5,683,355	332,305,767
Royal Gold, Inc.	160,667	21,400,844
		353,706,611
TOTAL COMMON STOCKS
(Cost $1,220,134,033)		2,093,490,121
	Troy Ounces	Value

Commodities - 0.6%
Gold Bullion
(Cost $6,051,546)	6,980	12,086,010
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.11% (e)	18,947,956	18,951,745
Fidelity Securities Lending Cash Central Fund 0.10% (e)(f)	18,409,523	18,411,364
TOTAL MONEY MARKET FUNDS
(Cost $37,363,109)		37,363,109
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,263,548,688)		2,142,939,240
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(18,680,046)
NET ASSETS - 100%		$2,124,259,194

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,970,803 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,651
Fidelity Securities Lending Cash Central Fund	70,732
Total	$79,383

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Select Cayman Gold Ltd.	$11,033,003	$362	$--	$--	$--	$1,075,720	$ 12,109,085

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2020, the Fund held an investment of $12,109,085 in the Subsidiary, representing 0.6% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Gold Standard Ventures Corp.	$12,871,008	$--	$--	$--	$--	$2,095,361	$14,966,369
Orla Mining Ltd.	17,284,411	2,899,165	--	--	--	9,885,059	30,068,635
Total	$30,155,419	$2,899,165	$--	$--	$--	$11,980,420	$45,035,004

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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